Voya Index Solution 2065 Portfolio Investment Objectives and Goals - Class Z Shares [Member] - Voya Index Solution 2065 Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Voya Index Solution 2065 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.